Variable Interest Entities [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2016:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,262,291	¥53,051	¥61,770	¥16,674	¥1,304,254	¥5,819,188	¥7,354
Investment funds(1)	2,206,443	—	86,802	2,024,839	202	—	94,600
Special purpose entities created for structured financing	255,692	—	5,274	—	—	192,898	57,520
Repackaged instruments	16,963	—	—	16,963	—	—	—
Securitization of the MUFG Group’s assets	1,164,406	—	—	—	—	1,140,164	24,242
Trust arrangements	7,131,055	—	1,368	1,108	133,909	6,979,432	15,238
Others	25,024	295	724	—	58	23,861	86

Total consolidated assets before elimination	18,061,874	53,346	155,938	2,059,584	1,438,423	14,155,543	199,040
The amounts eliminated in consolidation	(7,188,415)	(51,937)	(103,411)	(11,545)	(54,786)	(6,960,848)	(5,888)

Total consolidated assets	¥10,873,459	¥1,409	¥52,527	¥2,048,039	¥1,383,637	¥7,194,695	¥193,152

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,274,698	¥—	¥5,560,088	¥1,097,088	¥617,522
Investment funds(1)	37,031	—	—	—	37,031
Special purpose entities created for structured financing	151,725	—	562	144,047	7,116
Repackaged instruments	16,974	—	—	16,000	974
Securitization of the MUFG Group’s assets	1,139,762	—	21,400	1,117,834	528
Trust arrangements	7,122,766	7,108,450	—	—	14,316
Others	24,214	—	22,106	2,071	37

Total consolidated liabilities before elimination	15,767,170	7,108,450	5,604,156	2,377,040	677,524
The amounts eliminated in consolidation	(4,415,123)	(1,315)	(2,705,460)	(1,682,442)	(25,906)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,482,835)	(7,107,135)	(2,860,804)	(3,198)	(511,698)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥869,212	¥—	¥37,892	¥691,400	¥139,920

Consolidated VIEs	Consolidated assets
At September 30, 2016:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,866,610	¥43,693	¥43,686	¥12,120	¥1,289,379	¥5,471,351	¥6,381
Investment funds(1)	633,842	—	6,754	422,094	15,031	—	189,963
Special purpose entities created for structured financing	225,049	—	2,489	—	—	173,938	48,622
Repackaged instruments	16,931	—	—	16,931	—	—	—
Securitization of the MUFG Group’s assets	1,063,836	—	—	—	—	1,043,745	20,091
Trust arrangements	5,567,805	—	7,801	1,324	137,092	5,409,991	11,597
Others	31,128	314	764	—	50	20,177	9,823

Total consolidated assets before elimination	14,405,201	44,007	61,494	452,469	1,441,552	12,119,202	286,477
The amounts eliminated in consolidation	(5,566,914)	(43,830)	(39,113)	(10,357)	(69,574)	(5,393,065)	(10,975)

Total consolidated assets	¥8,838,287	¥177	¥22,381	¥442,112	¥1,371,978	¥6,726,137	¥275,502

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,881,719	¥—	¥5,049,743	¥1,244,270	¥587,706
Investment funds(1)	37,986	—	—	—	37,986
Special purpose entities created for structured financing	142,983	—	260	136,754	5,969
Repackaged instruments	16,812	—	—	16,000	812
Securitization of the MUFG Group’s assets	1,036,246	—	20,800	1,015,007	439
Trust arrangements	5,559,508	5,530,641	—	—	28,867
Others	30,336	—	18,541	1,953	9,842

Total consolidated liabilities before elimination	13,705,590	5,530,641	5,089,344	2,413,984	671,621
The amounts eliminated in consolidation	(4,563,777)	—	(2,714,272)	(1,818,581)	(30,924)
The amount of liabilities with recourse to the general credit of the MUFG Group	(8,396,199)	(5,530,641)	(2,349,399)	(3,457)	(512,702)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥745,614	¥—	¥25,673	¥591,946	¥127,995

Note:	(1)

The total assets of investment funds decreased by ¥1,141,181 million and total liabilities increased by ¥1,381 million on April 1, 2016 due to the adoption of the new consolidation guidance. Adoption of the new guidance resulted in changes to the classification of certain investment funds that were previously classified as consolidated VIEs and now classified as consolidated voting interest entities as well as changes to the consolidation status of certain investment funds.

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2016:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥24,365,580	¥5,084,901	¥3,911,356	¥3,339	¥986,655	¥2,921,362	¥—	¥300	¥300
Investment funds	24,677,641	1,303,413	1,164,069	194,167	613,109	346,883	9,910	—	—
Special purpose entities created for structured financing	38,385,274	4,396,638	3,189,575	333,681	93,104	2,746,549	16,241	1,403	1,403
Repackaged instruments	9,276,260	2,425,336	2,240,054	430,688	1,415,883	393,483	—	—	—
Others	51,393,909	3,451,974	2,687,789	123,610	66,995	2,442,713	54,471	773	773

Total	¥148,098,664	¥16,662,262	¥13,192,843	¥1,085,485	¥3,175,746	¥8,850,990	¥80,622	¥2,476	¥2,476

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2016:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥25,496,090	¥4,988,788	¥3,755,315	¥1,602	¥1,023,541	¥2,730,172	¥—	¥37	¥37
Investment funds	26,143,930	1,288,930	1,077,650	169,536	659,801	247,283	1,030	—	—
Special purpose entities created for structured financing	33,427,107	3,978,920	3,058,911	386,883	97,445	2,560,835	13,748	1,990	1,990
Repackaged instruments	8,879,718	2,090,906	1,937,084	411,000	1,199,283	326,801	—	—	—
Others	43,911,934	3,338,746	2,460,458	115,431	67,370	2,197,242	80,415	3,520	3,520

Total	¥137,858,779	¥15,686,290	¥12,289,418	¥1,084,452	¥3,047,440	¥8,062,333	¥95,193	¥5,547	¥5,547